Accounts Receivables - Allowance for Expected Credit Losses (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivables [Line Items]
Balance at the beginning of the year	₽ (46)	₽ (83)
Allowance for expected credit losses	(68)	(20)
Amounts written off during the year as uncollectable	86	57
Balance at the end of the year	₽ (28)	₽ (46)